ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

32. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as "Investments in subsidiaries " and the Company's shares of the profit or loss of subsidiaries are presented as "Share of (loss) / income from subsidiaries" in the statements of operations.

The Company did not have any significant commitment, long term obligation, or guarantees as of December 31, 2012 and 2013.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed statements of operations:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	USD
				(Note 2 (am))
Net revenue	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(7,319,613)	(8,459,461)	(4,286,844)	(708,136)

Loss from operations	(7,319,613)	(8,459,461)	(4,286,844)	(708,136)

Convertible senior notes issuance costs	(24,463,052)	-	-	-
Share of income/(loss) from subsidiaries and affiliates	26,457,224	(1,405,807,872)	437,886,531	72,333,701
Interest expense, net	(19,844,874)	(31,043,624)	(30,526,093)	(5,042,551)
Exchange (loss)/gain	(1,204,936)	49,615	(2,155,196)	(356,013)
Other expense, net	(29,637)	-	-	-
Change in fair value of convertible senior notes and capped call option	299,747,707	(97,160,726)	(212,906,573)	(35,169,660)
Income/(Loss) before income taxes	273,342,819	(1,542,422,068)	188,011,825	31,057,341
Income tax expenses	-	-	-	-
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	273,342,819	(1,542,422,068)	188,011,825	31,057,341

Condensed balance sheets:

	December 31, 2012	December, 2013
	RMB	RMB	USD
			(Note 2 (am))
ASSETS
Current assets:
Cash and cash equivalent	2,260,713	7,329,752	1,210,789
Due from subsidiaries	545,695,322	858,972,809	141,892,201
Other current assets	27,551,909	27,657,413	4,568,679
Capped call option		107,223,601	17,712,077
Total current assets	575,507,944	1,001,183,575	165,383,746
Investments in subsidiaries	1,325,667,558	1,800,616,766	297,440,700
Capped call option	16,131,208	-	-
Total assets	1,917,306,710	2,801,800,341	462,824,446

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Due to subsidiaries	61,197,969	14,676,988	2,424,466
Other current liabilities	7,404,779	6,894,632	1,138,912
Convertible senior notes-current		770,485,897	127,275,203
Total current liabilities	68,602,748	792,057,517	130,838,581
Convertible senior notes	483,581,668	-	-
Total liabilities	552,184,416	792,057,517	130,838,581

Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 88,758,778 and 108,051,630 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	13,202	15,574	2,573
Additional paid-in capital	1,524,728,796	1,968,702,066	325,206,414
Accumulated other comprehensive loss	236,395	12,869,458	2,125,883
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2012 and 2013, respectively	(13,875,553)	(13,875,553)	(2,292,078)
Accumulative (deficit)/income	(145,980,546)	42,031,279	6,943,073
Total shareholders' equity	1,365,122,294	2,009,742,824	331,985,865

Total liabilities and shareholders' equity	1,917,306,710	2,801,800,341	462,824,446

The balance due from subsidiaries represented the expenses paid on behalf by the Company for its subsidiaries.

Other current assets mainly represented the prepaid insurance premium, prepaid rent and other miscellaneous expenses.

The balance due to subsidiaries represented the professional service fees paid by Jiangxi Jinko.

Other current liabilities represented accrual for unpaid professional service fees.

The Company has long term obligations arising from the issuance of Convertible Senior Notes (See Note 22 of the notes to the consolidated financial statements).

Condensed statements of cash flows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	USD
				(Note 2 (am))
Cash flows from operating activities:
Net income	273,342,819	(1,542,422,068)	188,011,825	31,057,341
Adjustments to reconcile net income to net cash provided by (used in) operating activities:				-
Change in fair value of embedded derivatives	-	-	-	-
Change in fair value of convertible senior notes	(398,030,217)	96,851,674	305,202,478	50,415,858
Change in fair value of capped call option	98,282,510	309,052	(92,295,905)	(15,246,197)
Share of (income)/loss from subsidiaries	(26,457,224)	1,405,807,872	(437,886,531)	(72,333,702)
Exchange (gain)/loss	1,204,936	(49,615)	2,155,196	356,013
Changes in operating assets and liabilities:				-
(Increase)/decrease in due from subsidiaries	(571,729,995)	27,696,952	(313,277,487)	(51,749,754)
Decrease/(increase) in other current assets	2,567,600	769,436	(105,504)	(17,428)
Increase/(Decrease) in due to a subsidiary	44,435,210	(4,133,808)	(46,520,981)	(7,684,719)
(Decrease)/increase in other current liabilities	(19,959,953)	647,916	(1,783,456)	(294,606)
Net cash (used in)/provided by operating activities	(596,344,314)	(14,522,589)	(396,500,365)	(65,497,194)

Cash flows from investing activities:
Investments in subsidiaries	-	(543,555)	(28,834,009)	(4,763,039)
Net cash used in investing activities	-	(543,555)	(28,834,009)	(4,763,039)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	-	-	413,004,026	68,223,405
Proceeds from exercise of share options	3,759,081	-	17,551,472	2,899,297
Proceeds from issuance of convertible senior notes	812,525,000	-	-	-
Repurchase of convertible senior notes	(5,222,773)	-	-	-
Cash paid for capped call option	(117,003,600)	-	-	-
Prepayment for share repurchase	(31,924,842)	-	-	-
Repurchase of common stock	(56,857,774)	-	-	-
Net cash provided by/(used in) financing activities	605,275,092	-	430,555,498	71,122,702

Effect of foreign exchange rate changes on cash and cash equivalents	(734,935)	46,883	(152,085)	(25,123)

Net (decrease)/increase in cash and cash equivalents	8,195,843	(15,019,261)	5,069,039	837,346
Cash and cash equivalents, beginning of year	9,084,131	17,279,974	2,260,713	373,443

Cash and cash equivalents, end of year	17,279,974	2,260,713	7,329,752	1,210,789

Supplemental disclosure of non-cash investing and financing cash flow information
Shares repurchase utilized prepayment made in prior year	-	5,521,130	-	-
Proceeds from exercise of share options received in subsequent period	-	160,861	1,266,499	209,211
Payment of issuance cost for follow-on offering in subsequent period	-	-	1,273,309	210,336